Share-Based Compensation - Summary of Total Compensation Costs Recognized (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Total	¥ 30,212	$ 4,741	¥ 28,858	¥ 47,284
Cost of Revenue
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Total	41	6	4	73
Research and Development
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Total	13,801	2,166	7,176	12,819
Sales and Marketing
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Total	2,609	409	3,965	6,040
General and Administrative
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Total	¥ 13,761	$ 2,160	¥ 17,713	¥ 28,352